UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21465

                                 CBRE Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)

201 King of Prussia Road, Suite 600

            Radnor, PA 19087

(Address of principal executive offices) (Zip code)

T. Ritson Ferguson, President and Chief Executive Officer

CBRE Clarion Global Real Estate Income Fund

201 King of Prussia Road, Suite 600

                                         Radnor, PA 19087

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-877-711-4272

Date of fiscal year end:    December 31

Date of reporting period:   September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited)

September 30, 2018

Shares		Market Value ($)

	Real Estate Securities*- 113.1%
	Common Stock - 91.4%
	Australia - 4.6%
6,448,626	Aventus Retail Property Fund Ltd.	$9,985,037
14,107,802	Mirvac Group	24,600,566
3,688,725	Scentre Group	10,595,842

		45,181,445

	Belgium - 0.9%
67,859	Warehouses De Pauw CVA	8,937,984

	Canada - 2.3%
520,400	Chartwell Retirement Residences	5,894,055
470,200	Killam Apartment Real Estate Investment Trust	5,867,497
439,800	SmartCentres Real Estate Investment Trust	10,380,859

		22,142,411

	France - 0.9%
36,175	Altarea	8,386,642

	Germany - 4.7%
163,342	ADO Properties SA	9,789,638
191,784	Deutsche EuroShop AG	6,210,466
138,194	LEG Immobilien AG	16,412,379
280,573	Vonovia SE	13,713,258

		46,125,741

	Hong Kong - 7.6%
6,057,200	CK Asset Holdings Ltd.	45,477,961
1,575,300	Hongkong Land Holdings Ltd.	10,428,486
1,833,500	Link REIT	18,054,055

		73,960,502

	Ireland - 1.2%
7,073,713	Hibernia REIT PLC	11,666,882

	Japan - 8.9%
1,102,584	Hulic Co. Ltd.	10,823,446
15,770	Japan Hotel REIT Investment Corp.	11,481,965
1,098	Kenedix Office Investment Corp.	7,008,408
932,200	Mitsui Fudosan Co., Ltd.	22,068,810
3,756	Nippon Prologis REIT, Inc.	7,436,936
570,700	Nomura Real Estate Holdings, Inc.	11,526,045
10,382	Orix JREIT, Inc.	16,214,877

		86,560,487

	Mexico - 1.3%
6,043,300	Prologis Property Mexico SA de CV	12,245,445

Shares		Market Value ($)

	Singapore - 2.4%
9,442,100	CapitaLand Ltd.	$23,288,233

	Spain - 1.0%
926,151	Inmobiliaria Colonial Socimi SA	9,627,730

	Sweden - 2.5%
551,515	Castellum AB	9,866,644
1,022,420	Fabege AB	14,156,974

		24,023,618

	United Kingdom - 4.0%
992,045	Hammerson PLC	5,908,218
2,211,881	Segro PLC	18,396,719
1,260,837	UNITE Group PLC (The)	14,682,652

		38,987,589

	United States - 49.1%
168,619	Alexandria Real Estate Equities, Inc.	21,210,584
163,808	American Campus Communities, Inc.	6,742,337
475,745	Columbia Property Trust, Inc.	11,246,612
1,060,250	Cousins Properties, Inc.	9,425,622
601,301	CubeSmart	17,155,117
377,745	CyrusOne, Inc. (a)	23,949,033
598,793	Douglas Emmett, Inc.	22,586,472
489,199	Duke Realty Corp.	13,878,576
38,199	Equinix, Inc. (a)	16,535,965
322,863	Equity Residential	21,392,902
88,093	Essex Property Trust, Inc. (a)	21,733,424
367,354	Extra Space Storage, Inc. (a)	31,827,551
850,172	Healthcare Trust of America, Inc., Class A	22,674,087
184,093	Hilton Worldwide Holdings, Inc.	14,871,033
1,163,556	Invitation Homes, Inc.	26,657,068
459,100	Macerich Co. (The)	25,383,639
543,616	MGM Growth Properties LLC, Class A	16,031,236
165,903	Park Hotels & Resorts, Inc.	5,444,936
545,592	Piedmont Office Realty Trust, Inc., Class A	10,328,057
163,903	Prologis, Inc.	11,110,984
445,100	Regency Centers Corp.	28,784,617
80,424	Simon Property Group, Inc. (a)	14,214,942
307,335	STORE Capital Corp.	8,540,840
228,724	Sun Communities, Inc.	23,224,635
244,421	Taubman Centers, Inc.	14,623,708
2,156,485	VEREIT, Inc.	15,656,081
297,101	VICI Properties, Inc.	6,423,324
256,349	Welltower, Inc.	16,488,368

		478,141,750

	Total Common Stock (cost $892,593,404)	889,276,459

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2018.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) concluded

September 30, 2018

Shares		Market Value ($)

	Preferred Stock - 21.7%
	United States - 21.7%
525,265	American Homes 4 Rent, Series D, 6.500%	$13,131,625
741,000	Brookfield Property REIT, Inc., Series A, 6.375%	17,969,250
100,000	CBL & Associates Properties, Inc., Series D, 7.375%	1,597,000
369,474	DDR Corp., Series J, 6.500%	9,018,861
500,302	Digital Realty Trust, Inc., Series C, 6.625%	13,127,924
245,403	Digital Realty Trust, Inc., Series J, 5.250%	5,862,678
280,000	EPR Properties, Series G, 5.750%	6,507,200
282,200	Federal Realty Investment Trust, Series C, 5.000%	6,456,736
767,325	iStar, Inc., Series I, 7.500%	18,630,651
400,000	LaSalle Hotel Properties, Series I, 6.375%	9,896,000
500,000	LaSalle Hotel Properties, Series J, 6.300%	12,180,000
284,500	National Storage Affiliates Trust, Series A, 6.000%	7,064,135
500,000	Pebblebrook Hotel Trust, Series D, 6.375%	12,450,000
272,000	Pennsylvania Real Estate Investment Trust, Series B, 7.375%	6,394,720
341,100	Pennsylvania Real Estate Investment Trust, Series C, 7.200%	7,746,381
600,000	Public Storage, Series B, 5.400%	14,640,000
143,517	Rexford Industrial Realty, Inc., Series B, 5.875%	3,554,916
150,000	STAG Industrial, Inc., Series C, 6.875%	3,907,500
225,000	Summit Hotel Properties, Inc., Series D, 6.450%	5,496,750
287,077	Summit Hotel Properties, Inc., Series E, 6.250%	6,775,017
600,000	Sunstone Hotel Investors, Inc., Series E, 6.950%	15,564,000
379,377	Sunstone Hotel Investors, Inc., Series F, 6.450%	9,554,610
120,000	Taubman Centers, Inc., Series K, 6.250%	3,015,600

	Total Preferred Stock (cost $215,619,731)	210,541,554

	Total Investments - 113.1% (cost $1,108,213,135)	1,099,818,013

	Liabilities in Excess of Other Assets - (13.1)%	(127,168,695)

	Net Assets - 100.0%	$972,649,318

Number of Contracts		Notional Amount	Market Value ($)

	Written Call Options - (0.0)%(b)
	United States - (0.0)%(b)
(1,486)	CyrusOne, Inc.
	Expires 10/19/2018
	Strike Price $70.00	(148,600)	$(7,430)
(175)	Equinix, Inc.
	Expires 10/19/2018
	Strike Price $460.00	(17,500)	(11,375)
(425)	Essex Property Trust, Inc.
	Expires 10/19/2018
	Strike Price $260.00	(42,500)	(9,563)
(1,033)	Extra Space Storage, Inc.
	Expires 10/19/2018
	Strike Price $95.00	(103,300)	(25,825)
(388)	Simon Property Group, Inc.
	Expires 10/19/2018
	Strike Price $190.00	(38,800)	(2,716)

	Total Written Call Options (Premiums Received $274,694)		$(56,909)

*	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
(a)	A portion of the security has been pledged for open written option contracts. The aggregate market value of the collateral as of September 30, 2018 is $43,422,942.
(b)	Rounds to less than 0.1%

`

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2018.

Notes to Portfolio of Investments (unaudited)

(A) Securities Valuation

U.S. generally accepted accounting principles (“U.S. GAAP”) provides guidance on fair value measurements. In accordance with the standard, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

• Level 1	-	unadjusted quoted prices in active markets for identical investments
• Level 2	-	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	-	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Trust uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Trust’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Trust uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2018 in valuing the Trust’s investments carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Real Estate Securities
Common Stock
Australia	$45,181,445	$–	$–	$45,181,445
Belgium	8,937,984	–	–	8,937,984
Canada	22,142,411	–	–	22,142,411
France	8,386,642	–	–	8,386,642
Germany	46,125,741	–	–	46,125,741
Hong Kong	73,960,502	–	–	73,960,502
Ireland	11,666,882	–	–	11,666,882
Japan	86,560,487	–	–	86,560,487
Mexico	12,245,445	–	–	12,245,445
Singapore	23,288,233	–	–	23,288,233
Spain	9,627,730	–	–	9,627,730
Sweden	24,023,618	–	–	24,023,618
United Kingdom	38,987,589	–	–	38,987,589
United States	478,141,750	–	–	478,141,750
Total Common Stock	889,276,459	–	–	889,276,459
Preferred Stock
United States	158,049,444	52,492,110	–	210,541,554
Total Investments in Real Estate Securities	$1,047,325,903	$52,492,110	$–	$1,099,818,013
Liabilities
Other Financial Instruments
Written Call Options	$(21,521)	$(35,388)	$–	$(56,909)
Total Liabilities	$(21,521)	$(35,388)	$–	$(56,909)

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2018.

Notes to Portfolio of Investments (unaudited) (continued)

The primary third party pricing vendor for the Trust’s listed preferred stock investments is FT Interactive Data (“IDC”). When available, the Trust will obtain a closing exchange price to value the preferred stock investments and, in such instances, the investment will be classified as Level 1 since an unadjusted quoted price was utilized. When a closing price is not available for the listed preferred stock investments, IDC will produce an evaluated mean price (midpoint between the bid and the ask evaluation) and such investments will be classified as Level 2 since other observable inputs were used in the valuation. Factors used in the IDC evaluation include trading activity, the presence of a two-sided market, and other relevant market data.

The Trust’s policy is to recognize transfers in and transfers out at the fair value as of the beginning of the period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. $25,378,500 was transferred out of Level 1 into Level 2 during the period ended September 30, 2018 due to the unavailability of significant observable pricing inputs. $3,651,072 was transferred out of level 2 into level 1 during the period ended September 30, 2018 due to the availability of significant observable pricing inputs. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

For the period ended September 30, 2018, there have been no significant changes to the Trust’s fair valuation methodology.

(B) Forward Foreign Currency Contracts

The Trust enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain Trust purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward foreign currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward foreign currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Trust.

The Trust’s custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Trust having a value at least equal to the aggregate amount of the Trust’s commitments under forward foreign currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Trust has in that particular currency contract. As of September 30, 2018, the Trust did not hold any forward foreign currency contracts.

(C) Options

The Trust may purchase or sell (write) options on securities and securities indices which are listed on national securities exchange or in the over-the-counter (“OTC”) market as a means of achieving additional return or of hedging the value of the Trust’s portfolio.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put).

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Trust forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfil its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. Written Options for the period ended September 30, 2018 are disclosed in the Trust’s Portfolio of Investments.

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2018.

Notes to Portfolio of Investments (unaudited) (concluded)

(D) New Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2018.

Item 2. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CBRE Clarion Global Real Estate Income Fund

By (Signature and Title)* /s/ T. Ritson Ferguson
T. Ritson Ferguson
President and Chief Executive Officer

Date 11/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ T. Ritson Ferguson
T. Ritson Ferguson
President and Chief Executive Officer

Date 11/19/2018

By (Signature and Title)* /s/ Jonathan A. Blome
Jonathan A. Blome
Chief Financial Officer

Date 11/19/2018

* Print the name and title of each signing officer under his or her signature.